Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities $ in Thousands	Dec. 31, 2020 CAD ($)
Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	$ 3,286,302
Contractual cash flows [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	4,112,729
Trade and other payables [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	30,091
Trade and other payables [Member] | Contractual cash flows [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	30,091
Customer and other deposits [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	1,614
Customer and other deposits [Member] | Contractual cash flows [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	1,614
Satellite performance incentive payments [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	37,948
Satellite performance incentive payments [Member] | Contractual cash flows [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	47,296
Other financial liabilities [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	2,116
Other financial liabilities [Member] | Contractual cash flows [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	2,116
Interest rate swaps [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	18,029
Interest rate swaps [Member] | Contractual cash flows [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	18,330
Indebtedness [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,196,504	[1]
Indebtedness [Member] | Contractual cash flows [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	4,013,282	[1]
2021 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	185,054
2021 [Member] | Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	30,091
2021 [Member] | Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	1,270
2021 [Member] | Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	9,316
2021 [Member] | Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	2,116
2021 [Member] | Interest rate swaps [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	12,709
2021 [Member] | Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	129,552	[1]
2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	143,357
2022 [Member] | Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2022 [Member] | Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	17
2022 [Member] | Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	8,360
2022 [Member] | Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2022 [Member] | Interest rate swaps [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	5,621
2022 [Member] | Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	129,359	[1]
2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	136,959
2023 [Member] | Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2023 [Member] | Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	83
2023 [Member] | Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	7,518
2023 [Member] | Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2023 [Member] | Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	129,358	[1]
2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	135,388
2024 [Member] | Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2024 [Member] | Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	17
2024 [Member] | Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	5,918
2024 [Member] | Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2024 [Member] | Interest rate swaps [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2024 [Member] | Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	129,453	[1]
2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	131,620
2025 [Member] | Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2025 [Member] | Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	83
2025 [Member] | Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,133
2025 [Member] | Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2025 [Member] | Interest rate swaps [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2025 [Member] | Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	128,404	[1]
Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,380,351
Thereafter [Member] | Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Thereafter [Member] | Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	144
Thereafter [Member] | Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	13,051
Thereafter [Member] | Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Thereafter [Member] | Interest rate swaps [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Thereafter [Member] | Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	$ 3,367,156	[1]

[1]	Indebtedness excludes deferred financing costs, prepayment options and loss on repayment.